EQUITY FUNDS | HSBC Growth Fund
HSBC Growth Fund
Investment Objective
The investment objective of the HSBC Growth Fund (the “Growth Fund” or “Fund”) is long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 45 of this prospectus and in the Fund's Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 85.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees EQUITY FUNDS HSBC Growth Fund	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.00%	none	none	none
Maximum Deferred Sales Charge (load) (as a % of Offering Price)	none	4.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses EQUITY FUNDS HSBC Growth Fund		Class A Shares	Class B Shares	Class C Shares	Class I Shares
Management fees	[1]	0.68%	0.68%	0.68%	0.68%
Distribution (12b-1) Fee	[1]	none	0.75%	0.75%	none
Shareholder Servicing Fee	[1]	0.25%	0.25%	0.25%	none
Other Operating Expenses	[1]	0.40%	0.40%	0.40%	0.40%
Total Other Expenses	[1]	0.65%	0.65%	0.65%	0.40%
Total Annual Fund Operating Expenses	[1]	1.33%	2.08%	2.08%	1.08%
Reduction of Management Fee Due to Contractual Limits	[1][2]	0.12%	0.12%	0.12%	0.12%
Fee Waiver and/or Expense Reimbursement	[1][3]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Reduction of Management Fee Due to Contractual Limits and Fee Waiver and/or Reimbursement	[1]	1.20%	1.95%	1.95%	0.95%
[1]	This table reflects the combined fees and expenses for both the Fund and the HSBC Growth Portfolio (“Growth Portfolio” or “Portfolio”).
[2]	The investment advisory agreement between the Portfolio and the Portfolio's investment adviser, HSBC Global Asset Management (USA) Inc. (the “Adviser”), provides that the Portfolio may pay the Adviser (who, in turn, pays the subadviser, Winslow Capital Management, LLC (the “Subadviser”)) an aggregate management fee of up to 0.68% of the average daily value of the Portfolio's net assets. Currently, the Portfolio is paying the Adviser 0.175%. The Adviser's share of the aggregate management fee is capped at 0.175%. The Subadviser's share of the aggregate management fee is set by contract between the Adviser and the Subadviser. The Adviser's and Subadviser's fees currently aggregate to 0.575%. The contract between the Adviser and Subadviser may be terminated at any time without penalty upon 30 days' written notice to the Subadviser by the Adviser or the Portfolio upon the vote of a majority of the Trustees, or by the Subadviser upon 30 days' written notice to the Portfolio or Adviser.
[3]	The Adviser has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies) to an annual rate of 1.20% for Class A Shares, 1.95% for Class B Shares, 1.95% for Class C Shares and 0.95% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2016. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Portfolios and the Adviser, or it may be terminated upon written notice to the Adviser by the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example takes the Fund's Expense Limitation Agreement into account for the first year only. The Example reflects the combined fees and expenses of the Fund and the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example EQUITY FUNDS HSBC Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	616	864	1,131	1,892
Class B Shares	598	814	1,056	1,912
Class C Shares	298	614	1,056	1,829
Class I Shares	97	305	530	1,177

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption EQUITY FUNDS HSBC Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	198	614	1,056	1,912
Class C Shares	198	614	1,056	1,829

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For simplicity purposes, this prospectus may use the term “Fund,” as applicable, to include the Portfolio. The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in U.S. and foreign equity securities of high quality companies with market capitalizations generally in excess of $2 billion, which Winslow Capital Management, LLC, the Portfolio's subadviser, believes have the potential to generate superior levels of long-term profitability and growth. Equity securities include common or preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures; American Depositary Receipts (“ADRs”); and other securities with equity characteristics.

The Fund may invest in short-term debt and other high-quality, fixed income securities, including U.S. and foreign government securities, certificates of deposit and bankers' acceptances of U.S. and foreign banks, and commercial paper of U.S. and foreign issuers. Additionally, the Fund may invest up to 20% of its assets in bonds and other debt securities, including lower rated, high-yield bonds, commonly referred to as “junk bonds.”

The Subadviser uses a “growth” style of investing. The Subadviser selects growth companies which it anticipates will create superior wealth over time and potentially have sustainable competitive advantages. The Subadviser's selection process is a blend of quantitative and fundamental research. From a quantitative standpoint, the Subadviser concentrates on profitability, capital intensity, cash flow and valuation measures, as well as earnings growth rates. Once the quantitative research is completed, the Subadviser conducts its internal research. The Subadviser searches to identify those companies that it believes possess a sustainable competitive advantage. The Subadviser seeks to outperform the Russell 1000® Growth Index, the Fund's broad-based securities market index.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

•

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company's financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risks of investing in equity securities also include:

•

Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated if other investors fail to recognize the company's value.

•

Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

•	Issuer Risk: An issuer's earnings prospects and overall financial position may deteriorate, causing a decline in the Fund's net asset value.
•

Market Risk: The value of the Fund's investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund's investments in a different country or geographic region.

•

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; and different corporate disclosure and governance standards.

•

American Depositary Receipts (“ADRs”) Risk: The Fund's investments may take the form of ADRs. ADRs involve many of the same risks of investing directly in foreign securities, and may also involve risks not experienced when investing directly in the equity securities of an issuer, including the risk that unsponsored ADRs may not provide as much information about the underlying issuer.

•

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund's performance. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance and an average for a peer group of similar funds. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund's annual returns for Class A Shares and how performance has varied from year to year. The returns for Class B Shares, Class C Shares and Class I Shares will differ from the Class A Shares' returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares (Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter:	Q1 2012	17.27%
Worst Quarter:	Q4 2008	-23.15%

The table that follows shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B, Class C and Class I Shares may vary. The table further compares the Fund's performance over time to that of the Russell 1000® Growth Index and the Lipper Large-Cap Growth Funds Average.

Average Annual Total Returns (for the periods ended December 31, 2014)
Average Annual Total Returns EQUITY FUNDS HSBC Growth Fund		Inception Date		1 Year		5 Years		10 Years		Since Inception
Class A Shares		May 07, 2004	[1]	4.58%	[2]	13.30%	[2]	8.44%	[2]	8.52%	[2]
Class A Shares After Taxes on Distributions		May 07, 2004	[1]	0.79%	[2]	11.60%	[2]	7.40%	[2]	7.53%	[2]
Class A Shares After Taxes on Distributions and Sales		May 07, 2004	[1]	5.75%	[2]	10.65%	[2]	6.89%	[2]	6.99%	[2]
Class B Shares		May 07, 2004	[1]	5.64%	[2]	13.62%	[2]	8.52%	[2]	8.58%	[2]
Class C Shares		May 07, 2004	[1]	8.32%	[2]	13.62%	[2]	8.19%	[2]	8.23%	[2]
Class I Shares		May 07, 2004	[1]	10.32%	[2]	14.75%	[2]	9.27%	[2]	9.31%	[2]
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	[2]			13.05%		15.81%		8.49%		8.63%	[3]
Lipper Large-Cap Growth Funds Average	[2]			10.51%		14.11%		7.62%		8.01%	[4]
[1]	The Fund was initially offered for purchase on May 7, 2004; no shareholder activity occurred until May 10, 2004.
[2]	During the year ended December 31, 2007, the Portfolio received a one-time reimbursement from the Adviser related to past marketing arrangements. During the years ended 2008, 2009, 2010, 2011, 2012 and 2013 the Portfolio received payments in respect of class action settlements and during the year ended December 31, 2010, the Fund received a payment in respect of a class action settlement, which had the result of increasing the Portfolio's and the Fund's total return. As a result, the Fund's total returns for the years ended December 31, 2007, 2008, 2009, 2010, 2011, 2012 and 2013 were higher than they would have been had the Fund and the Portfolio not received the payments.
[3]	Since May 7, 2004
[4]	Since April 30, 2004